Group balance sheet - USD ($) shares in Millions, $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Goodwill		$ 919	$ 912
Intangible assets		2,645	2,779
Property, plant and equipment	[1]	56,349	56,361
Investments in equity accounted units		4,216	4,299
Inventories		167	152
Deferred tax assets		3,141	3,137
Trade and other receivables		1,542	1,585
Tax recoverable		6	8
Other financial assets (including loans to equity accounted units)		902	814
Total non-current assets		69,887	70,047
Current assets
Inventories		3,584	3,447
Trade and other receivables		3,127	3,179
Tax recoverable		148	77
Other financial assets (including loans to equity accounted units)		2,759	2,692
Cash and cash equivalents		6,861	10,773
Total current assets		16,479	20,168
Assets of disposal groups held for sale	[2]	386	734
Total assets		86,752	90,949
Current liabilities
Borrowings and other financial liabilities	[1]	(2,003)	(1,073)
Trade and other payables		(6,380)	(6,600)
Tax payable	[1]	(1,415)	(1,842)
Provisions including post-retirement benefits		(1,099)	(1,056)
Total current liabilities		(10,897)	(10,571)
Non-current liabilities
Borrowings and other financial liabilities	[1]	(13,321)	(12,847)
Trade and other payables		(762)	(841)
Tax payable	[1]	(369)	(348)
Deferred tax liabilities		(3,524)	(3,673)
Provisions including post-retirement benefits		(13,410)	(12,552)
Total non-current liabilities		(31,386)	(30,261)
Liabilities of disposal groups held for sale	[2]	(169)	(294)
Total liabilities		(42,452)	(41,126)
Net assets		44,300	49,823
Capital and reserves
Share capital	[3]		3,477
Share premium account		4,313	4,312
Other reserves		8,923	8,661
Retained earnings	[1]	22,674	27,025
Equity attributable to owners of Rio Tinto		39,565	43,686
Attributable to non-controlling interests		4,735	6,137
Total equity		$ 44,300	$ 49,823
Net Tangible Assets Per Share (in USD per share)		$ 22.07	$ 24.25
- Rio Tinto plc
Capital and reserves
Share capital	[3]	$ 209	$ 211
Shares issued (in shares)		1,260.3
- Rio Tinto Limited
Capital and reserves
Share capital	[3]	$ 3,446
Shares issued (in shares)		371.2

[1]	Refer to pages F-26 to F-30 for the impact of transition to new accounting standards; IFRS 16 'Leases' and IFRIC 23 'Uncertainty over Income Tax Treatments' on 1 January 2019 and as at 30 June 2019.
[2]	Assets and liabilities held for sale at 30 June 2019 include our interest in Rössing Uranium Limited. Assets and liabilities held for sale at 31 December 2018 include our interest in Rössing Uranium Limited, the ISAL smelter, the Aluchemie anode plant, and the Alufluor aluminium fluoride plant.
[3]	At 30 June 2019, Rio Tinto plc had 1,260.3 million ordinary shares in issue and held by the public, and Rio Tinto Limited had 371.2 million shares in issue and held by the public. No shares in Rio Tinto Limited were held by Rio Tinto plc at 30 June 2019 (31 December 2018: nil). As required to be disclosed under the ASX Listing Rules, the net tangible assets per share amounted to US$22.07 (31 December 2018: US$24.25).